Loans and advances to credit institutions - Type (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Total financial assets	$ 1,407,320	$ 1,361,558
Loans and advances - Credit institutions
Financial assets
Reciprocal accounts	14,597	15,310
Time deposits	29	51
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	14,300	29,508
Reverse repurchase agreements	54,138	98,332
Other accounts	7,969	2,165
Total financial assets	91,033	145,366
Loans and advances - Credit institutions | Mexican peso
Financial assets
Total financial assets	73,268	100,409
Loans and advances - Credit institutions | US dollar
Financial assets
Total financial assets	17,429	43,986
Loans and advances - Credit institutions | Other currencies
Financial assets
Total financial assets	336	971
Loans and advances - Credit institutions | SPAIN
Financial assets
Time deposits	$ 29	$ 51
Time deposits repricing number of days	182 days	182 days
Loans and advances - Credit institutions | SPAIN | Fixed interest rate
Financial assets
Borrowings, interest rate	1.50%	1.50%